Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive (Loss)/Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (4,014,070)	$ (565,370)	¥ (3,466,579)	¥ (4,725,142)
Operating loss
Interest income	257,499	36,268	69,577	118,615
Interest expenses	(1,130,314)	(159,201)	(715,081)	(1,349,544)
Foreign exchange gain/(loss), net	(105,434)	(14,850)	(167,857)	54,555
Others, net	72,620	10,228	(319,427)	89,916
Net (loss)/income attributable to iQIYI, Inc.	1,925,469	271,197	(136,212)	(6,169,584)
Accretion of redeemable noncontrolling interests	0	0	0	(20,336)
Net (loss)/income attributable to iQIYI, Inc.'s ordinary shareholders	1,925,469	271,197	(136,212)	(6,189,920)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(163,983)	(23,097)	(844,725)	168,079
Unrealized losses on available-for-sale debt securities	(11,367)	(1,601)	(21,091)	(2,851)
Total other comprehensive income/(loss), net of tax	(175,350)	(24,698)	(865,816)	165,228
Comprehensive (loss)/income attributable to iQIYI, Inc.	1,750,062	246,491	(1,006,698)	(6,003,262)
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(11,397)	(1,605)	(66,883)	(26,658)
Operating loss
Share of (losses)/income of subsidiaries, VIEs and VIEs' subsidiaries	2,975,000	419,020	2,076,676	(5,807,189)
Interest income	115,209	16,227	12,845	19,026
Interest expenses	(726,487)	(102,324)	(234,870)	(889,263)
Foreign exchange gain/(loss), net	(665,335)	(93,710)	(1,954,314)	496,669
Others, net	238,479	33,589	30,334	37,831
Net (loss)/income attributable to iQIYI, Inc.	(1,925,469)	(271,197)	(136,212)	(6,169,584)
Accretion of redeemable noncontrolling interests	0	0	0	(20,336)
Net (loss)/income attributable to iQIYI, Inc.'s ordinary shareholders	(1,925,469)	(271,197)	(136,212)	(6,189,920)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(164,040)	(23,105)	(849,395)	169,141
Unrealized losses on available-for-sale debt securities	(11,367)	(1,601)	(21,091)	(2,819)
Total other comprehensive income/(loss), net of tax	(175,407)	(24,706)	(870,486)	166,322
Comprehensive (loss)/income attributable to iQIYI, Inc.	¥ (1,750,062)	$ (246,491)	¥ (1,006,698)	¥ (6,003,262)